Commitments (Narrative) (Details) $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($)
Standby letters of credit
Loss Contingencies [Line Items]
Internal credit ratings (as a percentage of portfolio) - Pass	98.00%
Standby letters of credit - Assets securing certain specifically identified standby letters of credit	$ 1.0
Standby letters of credit and participations in standby letters of credit - Liability carrying amount	$ 0.2
Less than 1 year
Loss Contingencies [Line Items]
Standby letters of credit, term	1 year
Maximum
Loss Contingencies [Line Items]
Standby letters of credit, term	6 years